SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 USD ($)		Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)		Jun. 30, 2023 JPY (¥)	Jun. 30, 2022 JPY (¥)
Current assets
Total current assets		$ 8,690		¥ 1,252,722		¥ 901,304
Non-current assets
Other non-current assets		(62)		(8,974)		(7,157)
Total non-current assets		(16,795)		(2,421,342)		(2,504,914)
Total assets		25,485		3,674,064		3,406,218
Current liabilities
Other payables and accruals		2,118		305,196		291,416
Total current liabilities		11,272		1,625,111		2,036,354
Total liabilities		20,066		2,892,775		3,019,404
Shareholders’ deficit
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and 2025)	[1]	1		157		157
Series A preferred shares (par value of US$0.00002 per share; 2,500,000,000 series A preferred shares authorized, 2,000,000 series A preferred shares issued and outstanding as of June 30, 2024 and 2025)			[2]	6	[1]	6	[1]
Share subscription receivable			[2]	(6)		(6)
Accumulated deficit		2,233		321,925		306,814
Total shareholders equity		5,419		781,289		386,814		¥ 219,404	¥ 186,451
Total liabilities and shareholders equity		25,485		3,674,064		3,406,218
Parent [member]
Current assets
Other receivable		34		4,909			[3]
Total current assets		34		4,909			[3]
Non-current assets
Interest in subsidiary	[3]
Other non-current assets		(34)		(4,909)			[3]
Total non-current assets		(34)		(4,909)			[3]
Total assets	[3]
Current liabilities
Other payables and accruals		42		6,079			[3]
Total current liabilities		42		6,079			[3]
Total liabilities		42		6,079			[3]
Shareholders’ deficit
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and 2025)	[4]	1		157		157
Series A preferred shares (par value of US$0.00002 per share; 2,500,000,000 series A preferred shares authorized, 2,000,000 series A preferred shares issued and outstanding as of June 30, 2024 and 2025)	[4]		[3]	6		6
Share subscription receivable			[3]	(6)		(6)
Capital surplus		(1)		(157)		(157)
Accumulated deficit		(42)		(6,079)			[3]
Total shareholders equity		(42)		(6,079)			[3]
Total liabilities and shareholders equity	[3]

[1]	Retrospectively restated for effect of share recapitalization (Note 1)
[2]	Less than US$1,000
[3]	Less than JPY1,000 or US$1,000
[4]	Retrospectively restated for effect of share recapitalization (Note 1)